STOCK OPTIONS AND WARRANTS (Narrative) (Details)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2021 $ / shares shares	Feb. 04, 2021 $ / shares shares	Dec. 14, 2020 $ / shares shares	Nov. 12, 2020 $ / shares shares	Jan. 28, 2021 $ / shares shares	Feb. 25, 2020 $ / shares shares	Mar. 27, 2019 shares	Sep. 21, 2018 shares	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Feb. 28, 2021 $ / shares	Feb. 28, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (shares)	300,000	100,000	2,100,000	500,000	2,000,000	2,000,000					5,000,000		2,000,000
Stock options granted exercise price | $ / shares	$ 0.18	$ 0.18	$ 0.05	$ 0.05	$ 0.14	$ 0.02					$ 0.10		$ 0.02
Stock based compensation | $									$ 273,236	$ 17,308	$ 288,686	$ 17,308	$ 17,308
Stock options exercised (shares)									2,720,000		2,720,000
Proceeds from stock option exercised | $											$ 75,048
Stock options expired											1,100,000	1,000,000	1,000,000	250,000
Market price of common shares | $ / shares															$ 0.1426
Number of incentive stock options in the money																9,826,776
Intrinsic value of stock options | $																$ 882,363
Number of warrants issued							502,600	202,500			1,500,000			8,436,869
Warrants attached to units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued														7,731,769
Brokers warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued														705,100
Warrants Issued During Period, Value | $														$ 12,861
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate														150.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate														2.38%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term														3 years 8 months 15 days
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Dividend Rate														0.00%